(Loss)/Earnings Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Net (loss)/income	$ 71,134,002	$ 29,510,928	$ (3,639,979)
Less: Cumulative dividends on preferred shares	(2,130,254)	(1,740,983)	(140,246)
Less: Deemed dividend on warrant inducement (Note 8)		(2,943,675)
Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)	(6,507,789)
Less: Undistributed earnings allocated to non-vested shares	(2,508,399)	(61,906)
Net (loss)/income attributable to common shareholders, basic	$ 59,987,560	$ 24,764,364	$ (3,780,225)
Weighted average number of shares outstanding, basic	18,601,539	8,559,000	318,351
Weighted average number of shares outstanding, diluted	22,933,671	8,593,575	318,351
(Loss)/Earnings per share, basic	$ 3.22	$ 2.89	$ (11.87)
(Loss)/Earnings per share, diluted	$ 2.93	$ 2.89	$ (11.87)